Quarterly Holdings Report
for

Fidelity® International Discovery K6 Fund

July 31, 2021

IGI-K6-QTLY-0921
1.9893914.102

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 1.6%
Bapcor Ltd.	162,205	$971,319
Lynas Rare Earths Ltd. (a)	322,457	1,736,901
National Storage REIT unit	1,147,133	1,793,084
Rio Tinto Ltd.	108	10,574
Technology One Ltd.	71,980	498,645

TOTAL AUSTRALIA		5,010,523

Austria - 1.2%
Erste Group Bank AG	51,239	1,988,188
Wienerberger AG	41,089	1,679,643

TOTAL AUSTRIA		3,667,831

Bailiwick of Jersey - 0.5%
Experian PLC	36,925	1,625,653
Belgium - 1.6%
KBC Groep NV	42,510	3,424,026
UCB SA	13,820	1,495,131

TOTAL BELGIUM		4,919,157

Brazil - 0.2%
Rede D'Oregon Sao Luiz SA (b)	46,900	621,341
British Virgin Islands - 0.1%
Fix Price Group Ltd. GDR (Reg. S) (a)	33,303	254,601
Canada - 1.4%
Constellation Software, Inc.	1,626	2,604,559
Suncor Energy, Inc.	66,924	1,317,452
Topicus.Com, Inc.	3,020	227,541

TOTAL CANADA		4,149,552

Cayman Islands - 1.1%
Akeso, Inc. (a)(b)	79,650	528,359
Hansoh Pharmaceutical Group Co. Ltd. (b)	85,448	306,226
Medlive Technology Co. Ltd.	7,000	27,609
Medlive Technology Co. Ltd.	20,000	70,993
Sea Ltd. ADR (a)	5,089	1,405,378
Zai Lab Ltd. (a)	6,927	972,592

TOTAL CAYMAN ISLANDS		3,311,157

China - 0.4%
Kweichow Moutai Co. Ltd. (A Shares)	2,828	734,848
WuXi AppTec Co. Ltd. (H Shares) (b)	26,976	596,369

TOTAL CHINA		1,331,217

Denmark - 2.0%
A.P. Moller - Maersk A/S Series B	363	1,007,406
ORSTED A/S (b)	14,782	2,195,496
Vestas Wind Systems A/S	79,995	2,949,266

TOTAL DENMARK		6,152,168

Finland - 0.9%
Musti Group OYJ	17,091	706,353
Neste Oyj	32,117	1,974,279

TOTAL FINLAND		2,680,632

France - 7.2%
AXA SA	75,587	1,957,480
BNP Paribas SA	38,732	2,361,846
Capgemini SA	17,575	3,799,611
Elior SA (a)(b)	42,337	290,034
Hydrogen Refueling Solutions	6,032	228,259
LVMH Moet Hennessy Louis Vuitton SE	7,651	6,125,906
Societe Generale Series A	53,820	1,576,158
SR Teleperformance SA	5,031	2,122,229
VINCI SA	21,894	2,316,941
Worldline SA (a)(b)	10,575	989,894

TOTAL FRANCE		21,768,358

Germany - 8.6%
adidas AG	6,498	2,359,496
Allianz SE	13,040	3,248,427
Brenntag AG	17,927	1,790,589
Daimler AG (Germany)	42,350	3,781,893
Deutsche Post AG	67,058	4,544,604
Exasol AG (a)	15,769	352,608
Instone Real Estate Group BV (b)	35,285	1,092,463
Linde PLC	4,567	1,398,554
Merck KGaA	4,461	913,640
Nexus AG	12,864	1,023,941
Shop Apotheke Europe NV (a)(b)	6,114	917,471
Siemens AG	21,042	3,283,250
Siemens Healthineers AG (b)	14,551	961,099
SUSE SA (a)	10,549	336,495
Talanx AG	82	3,488

TOTAL GERMANY		26,008,018

Greece - 0.2%
Alpha Bank AE (a)	226,924	293,042
Piraeus Financial Holdings SA (a)	97,110	167,035

TOTAL GREECE		460,077

Hong Kong - 2.8%
AIA Group Ltd.	372,548	4,457,822
Antengene Corp. (b)	123,736	227,692
Hong Kong Exchanges and Clearing Ltd.	32,756	2,090,678
Techtronic Industries Co. Ltd.	97,999	1,751,615

TOTAL HONG KONG		8,527,807

Hungary - 0.9%
OTP Bank PLC (a)	38,637	2,083,847
Richter Gedeon PLC	25,133	689,812

TOTAL HUNGARY		2,773,659

India - 4.3%
Avenue Supermarts Ltd. (a)(b)	14,157	666,646
Axis Bank Ltd. (a)	82,305	784,817
Eicher Motors Ltd.	16,769	570,726
HDFC Bank Ltd. sponsored ADR (a)	68,899	4,862,202
Housing Development Finance Corp. Ltd.	123,136	4,043,305
Reliance Industries Ltd.	1,000	18,971
Reliance Industries Ltd.	29,132	797,546
Reliance Industries Ltd. sponsored GDR (b)	11,574	640,042
Sunteck Realty Ltd.	80,664	413,066
Zomato Ltd. (c)	140,700	214,759

TOTAL INDIA		13,012,080

Ireland - 2.8%
Cairn Homes PLC (a)	846,732	1,091,040
CRH PLC	66,093	3,303,269
Dalata Hotel Group PLC (a)	373,357	1,709,574
DCC PLC (United Kingdom)	253	21,192
Flutter Entertainment PLC (a)	6,505	1,112,160
Ryanair Holdings PLC (a)	3,200	62,919
Ryanair Holdings PLC sponsored ADR (a)	11,478	1,251,561

TOTAL IRELAND		8,551,715

Italy - 1.2%
BFF Bank SpA (b)	96,586	1,009,407
GVS SpA (b)	18,377	281,216
Intesa Sanpaolo SpA	428,930	1,184,940
Reply SpA	6,083	1,087,445

TOTAL ITALY		3,563,008

Japan - 17.6%
Daiichi Sankyo Kabushiki Kaisha	68,291	1,352,456
FANUC Corp.	11,244	2,518,293
FUJIFILM Holdings Corp.	34,424	2,470,363
Fujitsu Ltd.	8,030	1,366,147
Hitachi Ltd.	62,344	3,585,978
Hoya Corp.	31,951	4,486,625
Itochu Corp.	73,888	2,187,029
JEOL Ltd.	22,991	1,485,859
Keyence Corp.	6,808	3,769,363
Lifenet Insurance Co. (a)	30,851	317,776
Minebea Mitsumi, Inc.	124,426	3,359,615
Misumi Group, Inc.	28,632	991,765
Mitsubishi Electric Corp.	74,064	1,004,845
Mitsubishi UFJ Financial Group, Inc.	173,404	916,038
ORIX Corp.	207,250	3,612,069
Persol Holdings Co. Ltd.	66,443	1,329,405
Recruit Holdings Co. Ltd.	84,209	4,364,607
Renesas Electronics Corp. (a)	201,332	2,167,386
SHIFT, Inc. (a)	5,632	1,030,861
Shiseido Co. Ltd.	14,011	936,435
SMC Corp.	2,140	1,264,044
Sony Group Corp.	39,258	4,101,146
THK Co. Ltd.	36,150	1,024,807
TIS, Inc.	33,637	869,248
Z Holdings Corp.	348,467	1,744,141
ZOZO, Inc.	39,977	1,357,407

TOTAL JAPAN		53,613,708

Korea (South) - 1.5%
Samsung Electronics Co. Ltd.	48,699	3,316,277
Samsung SDI Co. Ltd.	1,727	1,110,124

TOTAL KOREA (SOUTH)		4,426,401

Luxembourg - 0.8%
B&M European Value Retail SA	94,196	724,056
Eurofins Scientific SA	13,293	1,590,128

TOTAL LUXEMBOURG		2,314,184

Netherlands - 6.7%
Adyen BV (a)(b)	556	1,506,789
AerCap Holdings NV (a)	30,752	1,629,856
Airbus Group NV (a)	26,104	3,580,655
ASML Holding NV (Netherlands)	10,905	8,335,615
IMCD NV	4,048	701,083
ING Groep NV (Certificaten Van Aandelen)	84,476	1,083,886
NXP Semiconductors NV	14,106	2,911,337
RHI Magnesita NV	12,568	661,047

TOTAL NETHERLANDS		20,410,268

New Zealand - 0.8%
EBOS Group Ltd.	43,016	929,646
Ryman Healthcare Group Ltd.	162,323	1,490,532

TOTAL NEW ZEALAND		2,420,178

Norway - 1.7%
Equinor ASA	158,532	3,094,288
Schibsted ASA (A Shares)	33,668	1,785,007
Volue A/S	34,532	179,994

TOTAL NORWAY		5,059,289

Poland - 0.2%
Allegro.eu SA (a)(b)	29,028	498,053
Spain - 1.9%
Aena SME SA (a)(b)	3,879	617,516
Amadeus IT Holding SA Class A (a)	37,743	2,473,240
Cellnex Telecom SA (b)	43,286	2,821,060

TOTAL SPAIN		5,911,816

Sweden - 4.3%
ASSA ABLOY AB (B Shares)	65,915	2,114,309
EQT AB	31,974	1,541,426
Ericsson (B Shares)	12,345	142,389
Evolution AB (b)	7,231	1,259,654
HEXPOL AB (B Shares)	24,150	328,793
Indutrade AB	94,477	3,081,774
Kry International AB (d)	71	30,121
Nibe Industrier AB (B Shares)	100,912	1,205,073
Nordnet AB	56,023	903,954
Stillfront Group AB (a)	132,531	1,010,717
Svenska Handelsbanken AB (A Shares)	139,679	1,574,086

TOTAL SWEDEN		13,192,296

Switzerland - 9.6%
Dufry AG (a)	8,230	435,431
Lonza Group AG	3,681	2,866,122
Nestle SA (Reg. S)	50,258	6,364,154
Partners Group Holding AG	2,089	3,571,029
Roche Holding AG (participation certificate)	22,064	8,523,598
Schindler Holding AG (participation certificate)	3,949	1,278,188
Sika AG	6,106	2,150,935
Swiss Re Ltd.	31,285	2,832,694
Zur Rose Group AG (a)	3,468	1,290,187

TOTAL SWITZERLAND		29,312,338

Taiwan - 1.4%
MediaTek, Inc.	43,305	1,417,349
Taiwan Semiconductor Manufacturing Co. Ltd.	139,202	2,912,064

TOTAL TAIWAN		4,329,413

United Kingdom - 10.3%
Anglo American PLC (United Kingdom)	87,879	3,894,268
Big Yellow Group PLC	63,370	1,278,984
Bytes Technology Group PLC	69,643	466,981
Compass Group PLC (a)	156,823	3,315,536
Dechra Pharmaceuticals PLC	24,016	1,659,097
Deliveroo PLC	20,000	87,153
Deliveroo PLC Class A (a)(b)(e)	116,401	533,931
Diageo PLC	65,079	3,227,024
Dr. Martens Ltd. (a)	122,600	737,893
JD Sports Fashion PLC	180,139	2,246,027
Jet2 PLC (a)	48,976	845,171
JTC PLC (b)	119,985	1,070,722
Lloyds Banking Group PLC	1,943,627	1,228,891
M&G PLC	971,908	3,045,046
Ocado Group PLC (a)	42,239	1,089,112
Prudential PLC (a)	155,743	2,924,672
Starling Bank Ltd. Series D (a)(d)	106,300	191,249
THG PLC	56,648	461,027
Vistry Group PLC	77,985	1,292,660
WH Smith PLC (a)	39,315	888,028
Zegona Communications PLC	482,363	975,555

TOTAL UNITED KINGDOM		31,459,027

United States of America - 0.9%
Coupang, Inc. Class A (a)(e)	5,124	186,104
Dlocal Ltd.	7,128	321,758
MercadoLibre, Inc. (a)	731	1,146,720
NICE Systems Ltd. sponsored ADR (a)	3,414	951,311

TOTAL UNITED STATES OF AMERICA		2,605,893

TOTAL COMMON STOCKS
(Cost $252,581,198)		293,941,418

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (c)(d)	1,533	178,119
dMed Biopharmaceutical Co. Ltd. Series C (c)(d)	8,434	116,642
		294,761
India - 0.0%
Delhivery Pvt Ltd. Series H (c)(d)	173	82,970

TOTAL CONVERTIBLE PREFERRED STOCKS		377,731

Nonconvertible Preferred Stocks - 1.3%
Germany - 1.2%
Volkswagen AG	15,109	3,683,187
Sweden - 0.1%
Kry International AB Series E (d)	413	184,436

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,867,623

TOTAL PREFERRED STOCKS
(Cost $3,775,535)		4,245,354

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.06% (f)	5,923,098	5,924,283
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	710,353	710,424
TOTAL MONEY MARKET FUNDS
(Cost $6,634,707)		6,634,707
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $262,991,440)		304,821,479
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(771,610)
NET ASSETS - 100%		$304,049,869

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,631,480 or 6.5% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $592,490 or 0.2% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$167,977
Delhivery Pvt Ltd. Series H	5/20/21	$84,445
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$119,789
Zomato Ltd.	12/9/20 - 2/10/21	$98,598

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,486
Fidelity Securities Lending Cash Central Fund	9,501
Total	$10,987

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,542,177	$76,715,158	$73,333,010	$(42)	$--	$5,924,283	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	6,423,911	5,713,487	--	--	710,424	0.0%
Total	$2,542,177	$83,139,069	$79,046,497	$(42)	$--	$6,634,707

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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